UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-08951


                              BAT Subsidiary, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


     100 Bellevue Parkway, Wilmington, DE                           19809
--------------------------------------------------------------------------------
   (Address of principal executive offices)                       (Zip code)


                           Robert S. Kapito, President
                              BAT Subsidiary, Inc.
                     40 East 52nd Street, New York, Ny 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 302 797-2162


Date of fiscal year end: December 31, 2003


Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO SHAREHOLDERS

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:




BlackRock
Closed-End Funds

Annual Report
DECEMBER 31, 2003

--------------------------------------------------------------------------------

BAT Subsidiary, Inc.
BQT Subsidiary, Inc.



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE                                               [BLACKROCK LOGO]

                                TABLE OF CONTENTS

Portfolios of Investments ................................................     1

Financial Statements

   Statements of Assets and Liabilities ..................................     6

   Statements of Operations ..............................................     7

   Statements of Cash Flows ..............................................     8

   Statements of Changes in Net Assets ...................................     9

Financial Highlights .....................................................    10

Notes to Financial Statements ............................................    12

Independent Auditors' Report .............................................    16

Directors'/Trustees' Information .........................................    17

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BAT SUBSIDIARY, INC.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                          DESCRIPTION                                                VALUE
==================================================================================================================================
                              LONG-TERM INVESTMENTS--110.7%
                              MORTGAGE PASS-THROUGHS--0.0%
              $    1          Federal National Mortgage Assoc., 9.50%, 7/01/20 ...................................    $      1,571
                                                                                                                      ------------
                              AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--6.2%
                 209          Federal National Mortgage Assoc., Ser. 043, Class E, 4/25/22 .......................         222,880
                              Federal Home Loan Mortgage Corp.,
                 132            Ser. 1608, Class H, 6/15/21 ......................................................         132,847
                 428            Ser. 2209, Class TB, 4/15/29 .....................................................         438,067
                              Federal National Mortgage Assoc.,
                 643            Ser. 10, Class V, 7/25/13 ........................................................         648,177
               3,461            Ser. 57, Class PE, 9/25/15 .......................................................       3,648,240
                                                                                                                      ------------
                              Total Agency Multiple Class Mortgage Pass-Throughs .................................       5,090,211
                                                                                                                      ------------
                              INVERSE FLOATING RATE MORTGAGES--1.3%
                 478(2)       Federal Home Loan Mortgage Corp., Ser. 1621, Class SH, 12.14%, 11/15/22 ............         494,817
                              Federal National Mortgage Assoc.,
                 153(2)         Ser. 214, Class S, 14.391%, 12/25/08 .............................................         155,794
                 159(2)         Ser. 214, Class SL, 17.023%, 12/25/08 ............................................         162,284
                 225(2)         Ser. 32, Class SA, 15.982%, 5/25/32 ..............................................         230,024
                                                                                                                      ------------
                              Total Inverse Floating Rate Mortgages ..............................................       1,042,919
                                                                                                                      ------------

                              INTEREST ONLY MORTGAGE-BACKED SECURITIES--0.8%
               1,417(2)       Government National Mortgage Assoc., Ser. 25, Class SL, 7.13%, 7/20/29 .............           7,512
                              Federal Home Loan Mortgage Corp.,
                   2            Ser. 1543, Class VU, 4/15/23 .....................................................          22,399
                 414            Ser. 1588, Class PM, 9/15/22 .....................................................          26,658
               4,865            Ser. 2542, Class IY, 5/15/16 .....................................................          52,102
               6,400            Ser. 2543, Class IJ, 10/15/12 ....................................................         423,349
                              Federal National Mortgage Assoc.,
               1,019(2)         Ser. 061, Class S, 12/25/08 ......................................................          18,417
                 441            Ser. 084, Class PJ, 1/25/08 ......................................................           2,091
                 351            Ser. 188, Class VA, 3/25/13 ......................................................          17,560
                 881            Ser. 194, Class PV, 6/25/08 ......................................................          43,257
                 269            Ser. 223, Class PT, 10/25/23 .....................................................          23,412
                                                                                                                      ------------
                              Total Interest Only Mortgage-Backed Securities .....................................         636,757
                                                                                                                      ------------
                              PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--2.7%
AAA               14          Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17 ................          12,668
                              Federal National Mortgage Assoc.,
               1,444            Ser. 193, Class E, 9/25/23 .......................................................       1,080,130
               1,406            Ser. 225, Class ME, 11/25/23 .....................................................       1,165,940
                                                                                                                      ------------
                              Total Principal Only Mortgage-Backed Securities ....................................       2,258,738
                                                                                                                      ------------
                              COMMERCIAL MORTGAGE-BACKED SECURITIES--2.7%
AAA            2,000(3)       New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11 ..........       2,202,991
                                                                                                                      ------------
                              ASSET-BACKED SECURITIES--0.0%
NR               398(2,3,4,5) Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/06 .................          11,948
NR               852(2,4,5)   Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06 ...............          14,907
                                                                                                                      ------------
                              Total Asset-Backed Securities ......................................................          26,855
                                                                                                                      ------------

                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                        DESCRIPTION                                                VALUE
================================================================================================================================
                            AGENCY ZERO COUPON BONDS--67.5%
             $12,407        Aid to Israel, 2/15/05 - 8/15/05 .....................................................  $ 12,133,149
                            Government Trust Certificates,
               5,220          Israel, Class 2-F, 5/15/05 .........................................................     5,091,129
              13,760          Turkey, Class T-1, 5/15/05 .........................................................    13,420,293
                            U.S. Treasury Strips,
              18,000          8/15/05 ............................................................................    17,540,622
               8,000          11/15/05 ...........................................................................     7,744,680
                                                                                                                    ------------
                            Total Agency Zero Coupon Bonds .......................................................    55,929,873
                                                                                                                    ------------
                            CORPORATE BONDS--7.0%
                            ENERGY--1.3%
BBB+           1,000(3)     Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel) ...............................     1,097,710
                                                                                                                    ------------
                            FINANCE & BANKING--2.6%
AA+              950        Citigroup, Inc., 5.75%, 5/10/06 ......................................................     1,019,806
NR             1,139(3)     Equitable Life Assurance Society, zero coupon, 6/01/04 - 12/01/05 ....................     1,077,516
                                                                                                                    ------------
                            Total Finance & Banking ..............................................................     2,097,322
                                                                                                                    ------------
                            TELECOMMUNICATION--1.3%
A              1,000        Alltel Corp., 7.50%, 3/01/06 .........................................................     1,098,540
                                                                                                                    ------------
                            TRANSPORTATION--1.8%
NR             1,560        Union Pacific Corp., zero coupon, 5/01/04 - 5/01/05 ..................................     1,515,912
                                                                                                                    ------------
                            Total Corporate Bonds ................................................................     5,809,484
                                                                                                                    ------------
                            U.S. GOVERNMENT AND AGENCY SECURITIES--2.3%
                 390        Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08 ..............       412,006
               1,450(6)     U.S. Treasury Notes, 3.50%, 11/15/06 .................................................     1,498,768
                                                                                                                    ------------
                            Total U.S. Government and Agency Securities ..........................................     1,910,774
                                                                                                                    ------------
                            TAXABLE MUNICIPAL BONDS--8.3%
AAA            1,000        Alameda County California Pension Oblig., zero coupon, 12/01/05 ......................       956,160
AAA            1,000        Alaska Energy Auth. Pwr Rev., zero coupon, 7/01/05 ...................................       976,880
AAA            1,133        Kern County California Pension Oblig., zero coupon, 2/15/04 - 8/15/05 ................     1,091,123
                            Long Beach California Pension Oblig.,
AAA            1,136          zero coupon, 3/01/04 - 9/01/05 .....................................................     1,092,491
AAA              500          7.09%, 9/01/09 .....................................................................       587,276
AAA              102        Los Angeles County California Pension Oblig., zero coupon, 6/30/04 - 6/30/05 .........        99,485
AAA            1,000          6.77%, 6/30/05 .....................................................................       962,830
AAA            1,000          Ser. A, 8.62%, 6/30/06 .............................................................     1,144,900
                                                                                                                    ------------
                            Total Taxable Municipal Bonds ........................................................     6,911,145
                                                                                                                    ------------
                            STRIPPED MONEY MARKET INSTRUMENT--11.9%
NR            10,000        Vanguard Prime Money Market Portfolio, 12/31/04 ......................................     9,848,000
                                                                                                                    ------------
                              Total Long-Term Investments (cost $84,059,476) .....................................    91,669,318
                                                                                                                    ------------
                            SHORT-TERM INVESTMENTS--0.1%
                 100(7)     Federal Home Loan Bank, 0.751%, 1/02/04 (cost $99,998) ...............................        99,998
                                                                                                                    ------------
                            Total investments (cost $84,159,474) .................................................    91,769,316
                            Liabilities in excess of other assets--(10.8)% .......................................    (8,911,229)
                                                                                                                    ------------
                            Net Assets--100% .....................................................................  $ 82,858,087
                                                                                                                    ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2)   Security interest rate is as of December 31, 2003.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 5.3% of its net assets, with a current market value of $ 4,390,165, in securities restricted as to resale.
(4)   Security is fair valued.
(5)   Illiquid securities representing 0.03% of net assets.
(6) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(7) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

BQT SUBSIDIARY, INC.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                        DESCRIPTION                                                VALUE
================================================================================================================================
                            LONG-TERM INVESTMENTS--125.4%
                            FEDERAL HOUSING ADMINISTRATION--1.6%
            $  1,007        Colonial Project, Ser. 37, 7.40%, 12/01/22 ..........................................   $  1,070,870
               2,510        GMAC Project, Ser. 51, 7.43%, 2/01/21 ...............................................      2,673,442
                 423        USGI Projects, Ser. 99, 7.43%, 10/01/23 .............................................        450,480
                                                                                                                    ------------
                            Total Federal Housing Administration ................................................      4,194,792
                                                                                                                    ------------
                            AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--48.4%
                            Federal Home Loan Mortgage Corp.,
              11,040          Ser. 2648, Class TZ, 7/15/33 ......................................................     11,064,317
               5,049          Ser. 2648, Class Z, 7/15/33 .......................................................      5,058,825
               3,112          Ser. 2670, Class ZB, 9/15/18 ......................................................      3,112,343
               4,021          Ser. 2677, Class ZB, 10/15/31 .....................................................      3,991,111
              12,490(2)       Ser. 2677, Class ZD, 9/15/18 ......................................................     12,541,369
               6,978          Ser. 2687, Class ZF, 8/15/32 ......................................................      6,987,074
              10,655          Ser. 2707, Class ZJ, 11/15/23 .....................................................     10,759,965
               7,021          Ser. 2707, Class ZT, 11/15/33 .....................................................      7,069,946
                            Federal National Mortgage Assoc.,
                 632          Ser. 008, Class JA, 2/25/18 .......................................................        633,229
                 885          Ser. 043, Class E, 4/25/22 ........................................................        941,670
                 964          Ser. 063, Class KZ, 7/25/33 .......................................................        962,984
                 823          Ser. 069, Class OC, 7/25/11 .......................................................        824,072
               6,203          Ser. 081, Class ZC, 9/25/18 .......................................................      6,218,749
              10,533(2)       Ser. 081, Class ZG, 9/25/18 .......................................................     10,563,683
               4,662          Ser. 081, Class ZH, 9/25/18 .......................................................      4,664,550
               7,523          Ser. 086, Class ZG, 2/25/33 .......................................................      7,533,875
              16,800(2)       Ser. 122, Class ZC, 12/25/18 ......................................................     16,768,500
                            Federal Home Loan Mortgage Corp.,
               1,787          Ser. 1530, Class H, 9/15/22 .......................................................      1,795,762
                 875          Ser. 2151, Class JE, 1/15/27 ......................................................        876,997
                 314          Ser. 2396, Class PX, 6/15/27 ......................................................        318,933
                 473          Ser. 2450, Class GA, 10/15/22 .....................................................        477,312
               1,988          Ser. 2483, Class DB, 9/15/12 ......................................................      1,991,951
              10,326          Ser. 2668, Class AC, 12/15/05 .....................................................     10,443,079
               3,000        Government National Mortgage Assoc., Ser. 13, Class KB, 8/16/29 .....................      3,038,640
                                                                                                                    ------------
                            Total Agency Multiple Class Mortgage Pass-Throughs (cost $128,219,978) ..............    128,638,936
                                                                                                                    ------------
                            NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--15.7%
AAA            3,000        Cendant Mortgage Corp., Ser. 3, Class A5, 6.50%, 5/25/16 ............................      3,019,470
                            Countrywide Home Loans, Inc.,
AAA              955          Ser. 21, Class A2, 5.75%, 11/25/17 ................................................        966,497
AAA           17,863(2)       Ser. 25, Class A3, 6.125%, 1/25/32 ................................................     18,142,180
                            First Horizon Asset Securities Inc.,
AAA              574          Ser. 2, Class 2A2, 6.50%, 5/25/32 .................................................        574,863
AAA            2,389          Ser. 7, Class 2A1, 5.25%, 12/25/17 ................................................      2,391,533
Aa2            1,668(3)     GSR Mortgage Loan Trust, Ser. 4, Class B2, 6.989%, 4/25/32 ..........................      1,684,448
AAA            6,979        MASTR Alternative Loans Trust, Ser. 3, Class A3, 4.361%, 12/25/32 ...................      7,031,085
AAA            7,744(2)     Residential Funding Mortgage Securities I, Inc., Ser. S29, Class A10, 6.00%, 12/26/31      7,802,067
                                                                                                                    ------------
                            Total Non-Agency Multiple Class Mortgage Pass-Throughs ..............................     41,612,143
                                                                                                                    ------------
                            ADJUSTABLE RATE MORTGAGE SECURITIES--0.4%
AAA              940(3)     Residential Funding Mortgage Securities I, Inc., Ser. S15, Class A16, 3.621%, 4/25/08        942,385
                                                                                                                    ------------

                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                          DESCRIPTION                                                VALUE
==================================================================================================================================
                              INVERSE FLOATING RATE MORTGAGES--1.0%
             $   840(3)       Federal Home Loan Mortgage Corp., Ser. 1563, Class SA, 14.58%, 8/15/08 ..............   $    868,509
                              Federal National Mortgage Assoc.,
               1,046(3)         Ser. 11, Class SN, 13.833%, 2/25/33 ...............................................      1,042,530
                 678(3)         Ser. 143, Class SC, 6.55%, 8/25/23 ................................................        687,052
AAA               97(3)       Residential Funding Mortgage Securities I, Inc., Ser. S15, Class A17, 16.461%, 4/25/08        98,705
                                                                                                                      ------------
                              Total Inverse Floating Rate Mortgages ...............................................      2,696,796
                                                                                                                      ------------
                              INTEREST ONLY MORTGAGE-BACKED SECURITIES--2.3%
AAA            3,748          Credit Suisse First Boston Mortgage Securities Corp., Ser. S15, Class 2 AIO, 7/25/04         125,328
                              Federal Home Loan Mortgage Corp.,
                  35            Ser. 1489, Class K, 10/15/07 ......................................................            339
                 701            Ser. 2417, Class PI, 4/15/25 ......................................................          4,508
               5,087(3)         Ser. 2455, Class SP, 3/15/28 ......................................................         19,077
              20,100            Ser. 2644, Class IA, 9/15/10 ......................................................        983,895
              22,912            Ser. 2645, Class MI, 5/15/18 ......................................................      1,640,054
                              Federal National Mortgage Assoc.,
               2,180(3)         Ser. 24, Class SE, 3/25/09 ........................................................        387,033
               7,046(3)         Ser. 37, Class SD, 10/25/22 .......................................................        195,690
                 376(3)         Ser. 42, Class SO, 3/25/23 ........................................................          9,438
               1,547(3)         Ser. 81, Class S, 12/18/04 ........................................................         39,611
AAA           22,174          GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 6/25/27 ........................      1,065,904
AAA           20,000(3)       Impac Secured Assets Corp., Ser. 1, Class AIO, 7/25/04 ..............................        374,602
AAA           28,972(3)       Residential Asset Mortgage Products, Inc., Ser. RS2, Class AIIO, 9/25/04 ............        370,262
              16,250(3)       Residential Funding Mortgage Securities II, Inc., Ser. HI2, Class AIO, 9/25/04 ......        799,175
                                                                                                                      ------------
                              Total Interest Only Mortgage-Backed Securities ......................................      6,014,916
                                                                                                                      ------------
                              COMMERCIAL MORTGAGE-BACKED SECURITIES--2.1%
AAA            5,000(4)       New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11 ...........      5,507,478
                                                                                                                      ------------
                              ASSET-BACKED SECURITIES--0.1%
NR             2,549(3,4,5,6) Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 3/15/06 ..................         76,455
                              Structured Mortgage Asset Residential Trust,
NR             3,842(3,5,6)     Ser. 2, 8.24%, 3/15/06 ............................................................         67,240
NR             4,259(3,5,6)     Ser. 3, 8.724%, 4/15/06 ...........................................................         74,534
                                                                                                                      ------------
                              Total Asset-Backed Securities .......................................................        218,229
                                                                                                                      ------------
                              CORPORATE BONDS--23.3%
                              BUILDING & DEVELOPMENT--2.0%
BBB+           5,000          Pulte Corp., 8.375%, 8/15/04 ........................................................      5,183,000
                                                                                                                      ------------
                              CONSUMER PRODUCTS--0.8%
BBB+           2,000          General Mills, 8.75%, 9/15/04 .......................................................      2,099,620
                                                                                                                      ------------
                              ENERGY--1.9%

BBB+           3,500(4)       ISRAEL ELECTRIC CORP., LTD., 7.25%, 12/15/06, (ISRAEL) ..............................      3,841,985
BB+            1,225(4)       Pinnacle One Partners LP, 8.83%, 8/15/04 ............................................      1,260,574
                                                                                                                      ------------
                              Total Energy ........................................................................      5,102,559
                                                                                                                      ------------
                              FINANCE & BANKING--10.3%
AAA            2,500          Bank of America Corp., 7.875%, 5/16/05 ..............................................      2,709,425
AA+            1,850          Citigroup, Inc., 5.75%, 5/10/06 .....................................................      1,985,938
Aa3            3,000(4)       Den Danske Bank, 7.25%, 6/15/05, (Denmark) ..........................................      3,214,167
A3             4,000          Ford Motor Credit Co., 6.70%, 7/16/04 ...............................................      4,100,320
A              4,000          John Deere Capital Corp., 5.52%, 4/30/04 ............................................      4,052,120
AA-            4,000          Merrill Lynch & Co., Inc., 6.00%, 11/15/04 ..........................................      4,152,320
                              UBS PaineWebber Group, Inc.,
AA               500            6.90%, 2/09/04 ....................................................................        502,565
AA+            2,000            8.875%, 3/15/05 ...................................................................      2,143,140
                              Xtra, Inc.,
A-             2,000            6.50%, 1/15/04 ....................................................................      2,001,760
A-             2,500            7.22%, 7/31/04 ....................................................................      2,557,150
                                                                                                                      ------------
                              Total Finance & Banking .............................................................     27,418,905
                                                                                                                      ------------

                       See Notes to Financial Statements.

              PRINCIPAL
 RATING(1)     AMOUNT
(UNAUDITED)     (000)                                        DESCRIPTION                                                VALUE
================================================================================================================================
                            TELECOMMUNICATION--0.8%
A           $  2,000        Alltel Corp., 7.50%, 3/01/06 ........................................................   $  2,197,080
                                                                                                                    ------------
                            TRANSPORTATION--0.1%
CCC              400        American Airlines, Inc., 10.44%, 3/04/07 ............................................        325,000
                                                                                                                    ------------
                            OTHER--7.4%
A3            18,320(2,3,4) Targeted Return Index Securities Trust, Ser. 5, 5.887%, 1/25/07 .....................     19,705,542
                                                                                                                    ------------
                            Total Corporate Bonds ...............................................................     62,031,706
                                                                                                                    ------------
                            U.S. GOVERNMENT AND AGENCY SECURITIES--5.5%
                            Small Business Administration,
               1,021          Ser. 20F, 7.55%, 6/01/16 ..........................................................      1,150,509
                 903          Ser. 20G, 7.70%, 7/01/16 ..........................................................      1,023,044
               1,000        U.S. Treasury Bonds, 5.375%, 2/15/31 ................................................      1,042,852
                            U.S. Treasury Notes,
               5,400(2)       5.25%, 5/15/04 ....................................................................      5,484,165
                 870(2)       5.875%, 11/15/04 ..................................................................        904,868
               4,950(2)       6.00%, 8/15/04 ....................................................................      5,099,658
                                                                                                                    ------------
                            Total U.S. Government and Agency Securities .........................................     14,705,096
                                                                                                                    ------------
                            TAXABLE MUNICIPAL BONDS--8.2%
AAA            2,000        Fresno California Pension Oblig., 7.15%, 6/01/04 ....................................      2,049,360
AAA            4,000        Los Angeles County California Pension Oblig., 6.77%, 6/30/05 ........................      4,279,320
AAA            7,000        New Jersey Economic Dev. Auth., zero coupon, 2/15/04 ................................      6,988,240
A+             5,000        New York City, GO, 7.50%, 4/15/04 ...................................................      5,080,800
AA-            1,000        New York St. Envir. Facs. Corp., Svc. Contract Rev., 6.95%, 9/15/04 .................      1,038,250
AAA            2,250        San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., 6.55%, 5/01/04 ............      2,288,273
                                                                                                                    ------------
                            Total Taxable Municipal Bonds .......................................................     21,724,243
                                                                                                                    ------------
                            FOREIGN GOVERNMENT BONDS--2.0%
AA-            5,000(2)     Quebec Province, 8.625%, 1/19/05, (Canada) ..........................................      5,362,600
                                                                                                                    ------------
                            STRIPPED MONEY MARKET INSTRUMENTS--14.8%
NR            40,000        Vanguard Prime Money Market Portfolio, 12/31/04 .....................................     39,392,000
                                                                                                                    ------------
                            Total Long-Term Investments--(cost $317,392,573) ....................................    333,041,320
                                                                                                                    ------------
                            SHORT-TERM INVESTMENTS--4.9%
                            U.S. GOVERNMENT AND AGENCY SECURITIES--4.9%
              12,000(7)     Federal Home Loan Bank, 0.75%, 1/02/04 ..............................................     11,999,750
               1,011(7)     U.S. Treasury Notes, 0.85%, 1/02/04 .................................................      1,011,250
                                                                                                                    ------------
                            Total U.S. Government and Agency Securities (cost $13,011,000) ......................     13,011,000
                                                                                                                    ------------
                            Total investments before investment sold short--130.3%, (cost $330,403,573) .........    346,052,320
                                                                                                                    ------------
                            INVESTMENT SOLD SHORT--(0.4%)
              (1,000)       U.S. Treasury Notes, 3.25%, 5/31/04 (proceeds $1,008,125) ...........................     (1,009,180)
                                                                                                                    ------------
                            TOTAL INVESTMENTS, NET OF INVESTMENT SOLD SHORT--129.9% (COST $329,395,448) .........    345,043,140
                            Liabilities in excess of other assets--(29.9)% ......................................    (79,354,961)
                                                                                                                    ------------
                            Net Assets--100% ....................................................................   $265,688,179
                                                                                                                    ============

----------
(1)   Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3)   Security interest rate is as of December 31, 2003.
(4) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2003, the Trust held 12.6% of its net assets, with a current market value of $33,606,201, in securities restricted as to resale.
(5)   Security is fair valued.
(6)   Illiquid securities representing 0.08% of net assets.
(7) For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                         BAT SUBSIDIARY    BQT SUBSIDIARY
                                                                             (BATS)            (BQTS)
                                                                         --------------    --------------
ASSETS
Investments at value (cost $84,159,474 and $330,403,573, respectively)    $  91,769,316     $ 346,052,320
Cash .................................................................           30,996           175,965
Receivable from investments sold .....................................               --         1,619,803
Interest receivable ..................................................          177,837         3,077,015
                                                                          -------------     -------------
                                                                             91,978,149       350,925,103
                                                                          -------------     -------------

LIABILITIES
Reverse repurchase agreement .........................................        7,248,125        80,959,175
Investments sold short at value (proceeds $1,008,125) ................               --         1,009,180
Interest payable .....................................................              587            57,310
Due to parent ........................................................        1,871,350         3,211,259
                                                                          -------------     -------------
                                                                              9,120,062        85,236,924
                                                                          -------------     -------------
NET ASSETS ...........................................................    $  82,858,087     $ 265,688,179
                                                                          =============     =============
Composition of Net Assets Applicable to Common Shareholders:
  Par value ..........................................................    $       9,511     $     368,106
  Paid-in capital in excess of par ...................................       81,312,725       272,287,001
  Distributions in excess of net investment income ...................           (8,058)       (1,921,198)
  Accumulated net realized gain (loss) ...............................       (6,065,933)      (20,693,422)
  Net unrealized appreciation ........................................        7,609,842        15,647,692
                                                                          -------------     -------------
Net assets, December 31, 2003 ........................................    $  82,858,087     $ 265,688,179
                                                                          =============     =============
Net asset value per common share(1) ..................................    $        8.71     $        7.22
                                                                          =============     =============
(1)Common shares outstanding .........................................        9,510,667        36,810,640

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                          BAT SUBSIDIARY   BQT SUBSIDIARY
                                                              (BATS)           (BQTS)
                                                          -------------    -------------
NET INVESTMENT INCOME
  Interest Income .....................................    $  6,670,413     $ 18,724,515
                                                           ------------     ------------
EXPENSES
  Investment advisory .................................         470,797        1,668,312
  Administration ......................................          75,328          222,442
  Custodian ...........................................          67,744          111,481
  Reports to shareholders .............................           7,112           11,593
  Independent accountants .............................          34,525           68,417
  Legal ...............................................          20,936          116,073
  Miscellaneous .......................................          27,614           48,715
                                                           ------------     ------------
    Total expenses including excluding interest expense         704,056        2,247,033
      Interest Expense ................................          25,472          623,572
                                                           ------------     ------------
    Total expenses ....................................         729,528        2,870,605
                                                           ------------     ------------
Net investment income .................................       5,940,885       15,853,910
                                                           ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
  Investments .........................................      (4,727,538)      (4,731,830)
  Futures .............................................      (1,038,028)        (624,926)
  Options written .....................................              --           55,500
                                                           ------------     ------------
Total Realized Gain Loss ..............................      (5,765,566)      (5,301,256)
                                                           ------------     ------------
Net change in unrealized depreciation on:
  Investments .........................................         425,588       (2,555,383)
  Futures .............................................              --        1,792,500
  Short sales .........................................              --           17,650
                                                           ------------     ------------
                                                                425,588         (745,233)
                                                           ------------     ------------
Net loss ..............................................      (5,339,978)      (6,046,489)
                                                           ------------     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..    $    600,907     $  9,807,421
                                                           ============     ============

                       See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE
IN NET ASSETS RESULTING FROM OPERATIONS                   BAT SUBSIDIARY   BQT SUBSIDIARY
TO NET CASH PROVIDED BY (USED FOR)                            (BATS)           (BQTS)
OPERATING ACTIVITIES                                      --------------   --------------
Net increase in net assets resulting from operations ..    $    600,907     $  9,807,421
                                                           ------------     ------------
Decrease (increase) in investments ....................       3,982,363      (79,236,138)
Net realized loss .....................................       5,765,566        5,301,256
Increase in unrealized appreciation/depreciation ......        (425,588)         745,233
Increase in investments sold short ....................              --          (17,650)
Increase in receivable for investments sold ...........              --       (1,406,898)
Decrease in variation margin receivable ...............              --          218,750
Decrease in collateral deposited with brokers .........              --        1,026,250
Decrease (increase) in interest receivable ............         577,754          (28,177)
Decrease in other assets ..............................              --          429,343
Decrease in payable for investments purchased .........              --         (112,369)
Decrease in payable to broker .........................              --       (1,855,606)
Increase in interest payable ..........................              64           54,453
Increase in due to parent .............................         704,056        2,245,860
                                                           ------------     ------------
 Total adjustments ....................................      10,604,215      (72,635,693)
                                                           ------------     ------------
Net cash provided by (used for) operating activities ..    $ 11,205,122     $(62,828,272)
                                                           ============     ============

INCREASE IN CASH
Net cash provided by (used for) operating activities ..    $ 11,205,122     $(62,828,272)
                                                           ------------     ------------
Cash flows provided by (used for) financing activities:
  Increase in reverse repurchase agreements ...........       6,219,375       80,959,175
  Cash dividends paid .................................     (17,530,801)     (18,000,000)
                                                           ------------     ------------
Net cash provided by (used for) financing activities ..     (11,311,426)      62,959,175
                                                           ------------     ------------
  Net increase (decrease) in cash .....................        (106,304)         130,903
  Cash at beginning of period .........................         137,300           45,062
                                                           ------------     ------------
  Cash at end of period ...............................    $     30,996     $    175,965
                                                           ============     ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2003, AND 2002
--------------------------------------------------------------------------------

                                                                  BAT SUBSIDIARY                     BQT SUBSIDIARY
                                                                      (BATS)                             (BQTS)
                                                          -------------------------------     -------------------------------
                                                              2003              2002              2003              2002
                                                          -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS APPILICABLE
TO COMMON SHAREHOLDERS

OPERATIONS:
  Net investment income ..............................    $   5,940,885     $   9,267,214     $  15,853,910     $  16,864,501
  Net realized gain (loss) ...........................       (5,765,566)          938,372        (5,301,256)       (1,438,672)
  Net change in unrealized appreciation/depreciation .          425,588        (3,666,493)         (745,233)       (6,279,276)
                                                          -------------     -------------     -------------     -------------
Net increase in net assets resulting from operations .          600,907         6,539,093         9,807,421         9,146,553
Dividends from net investment income .................      (17,530,801)       (5,436,642)      (18,000,000)      (24,000,000)
                                                          -------------     -------------     -------------     -------------
Total increase (decrease) ............................      (16,929,894)        1,102,451        (8,192,579)      (14,853,447)

NET ASSETS
Beginning of year ....................................       99,787,981        98,685,530       273,880,758       288,734,205
                                                          -------------     -------------     -------------     -------------
End of year ..........................................    $  82,858,087     $  99,787,981     $ 265,688,179     $ 273,880,758
                                                          =============     =============     =============     =============
End of year undistributed (distributions in excess of)
  net investment income ..............................    $      (8,058)    $  11,581,858     $  (1,921,198)    $     224,892

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BAT SUBSIDIARY, INC.
--------------------------------------------------------------------------------

                                                                              YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------------
                                                        2003            2002            2001            2000            1999
                                                      --------        --------        --------        --------        --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .............    $  10.49        $  10.38        $   9.74        $   9.17        $   9.69
                                                      --------        --------        --------        --------        --------
Investment operations:
   Net investment income .........................        0.62            0.97            0.88            0.54            0.51
   Net realized and unrealized gain (loss) .......       (0.56)          (0.29)           0.23            0.62           (0.65)
                                                      --------        --------        --------        --------        --------
Net increase (decrease) from investment operations        0.06            0.68            1.11            1.16           (0.14)
                                                      --------        --------        --------        --------        --------
Dividends and distributions:
   From net investment income ....................       (1.84)          (0.57)          (0.47)          (0.59)          (0.21)
   From net capital gains ........................          --              --              --              --           (0.17)
                                                      --------        --------        --------        --------        --------
Total dividends and distributions ................       (1.84)          (0.57)          (0.47)          (0.59)          (0.38)
                                                      --------        --------        --------        --------        --------
Net asset value, end of period ...................    $   8.71        $  10.49        $  10.38        $   9.74        $   9.17
                                                      ========        ========        ========        ========        ========
TOTAL INVESTMENT RETURN(1) .......................        0.57%           6.55%          11.50%          12.66%          (1.44)%
                                                      ========        ========        ========        ========        ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...................................        0.77%           1.29%           1.61%                       2.06%1.89%
Net expenses .....................................        0.77%           1.29%           1.61%           2.06%           1.89%
Net expenses excluding interest expense
   and excise tax ................................        0.75%           0.76%           0.78%           0.75%           0.81%
Net investment income ............................        6.31%           9.27%           8.45%           5.72%           5.28%
SUPPLEMENTAL DATA:
Average net assets (000) .........................    $ 94,159        $ 99,920        $ 99,342        $ 90,035        $ 91,165
Portfolio turnover ...............................          11%              6%             23%             27%             11%
Net assets, end of period (000) ..................    $ 82,858        $ 99,788        $ 98,686        $ 92,670        $ 87,247
Reverse repurchase agreements outstanding,
   end of period (000) ...........................    $  7,248        $  1,029        $  6,009        $ 18,536        $ 16,684
Asset coverage(2) ................................    $ 12,432        $ 97,999        $ 17,424        $  5,999        $  6,229

----------
(1) BAT Subsidiary, Inc. is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Past performance is not a guarantee of future results.
(2)   Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and net asset value data for the entity's shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BQT SUBSIDIARY, INC.
================================================================================

                                                                                                              FOR THE PERIOD
                                                                                                             JULY 31, 2001(1)
                                                                           YEAR ENDED DECEMBER 31,                THROUGH
                                                                      --------------------------------          DECEMBER 31,
                                                                          2003                 2002                 2001
                                                                      -----------          -----------       ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........................        $      7.44          $      7.84          $      7.97
                                                                      -----------          -----------          -----------
Investment operations:
   Net investment income .....................................               0.43                 0.46                 0.19
   Net realized and unrealized loss ..........................              (0.16)               (0.21)               (0.32)
                                                                      -----------          -----------          -----------
Net increase (decrease) from investment operations ...........              (0.27)                0.25                (0.13)
                                                                      -----------          -----------          -----------
Dividends from net investment income .........................              (0.49)               (0.65)                  --
                                                                      -----------          -----------          -----------
Net asset value, end of period ...............................        $      7.22          $      7.44          $      7.84
                                                                      ===========          ===========          ===========
TOTAL INVESTMENT RETURN(2) ...................................               3.63%                3.19%               (1.63)%
                                                                      ===========          ===========          ===========

RATIOS TO AVERAGE NET ASSETS:
Total expenses ...............................................               1.03%                0.82%                1.06%(3)
Total expenses excluding interest expense and excise tax .....               0.81%                0.82%                0.81%(3)
Net investment income ........................................               5.70%                5.71%                5.75%(3)

SUPPLEMENTAL DATA:
Average net assets (000) .....................................        $   278,052          $   295,366          $   293,522
Portfolio turnover ...........................................                176%                  24%                   2%
Net assets, end of period (000) ..............................        $   265,688          $   273,881          $   288,734
Reverse repurchase agreements outstanding, end of period (000)        $    80,959          $        --          $        --
Asset coverage(4) ............................................        $     4,282          $        --          $        --

----------
(1)   Commencement of investment operations.
(2) BQT Subsidiary, Inc. is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3)   Annualized.
(4)   Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and net asset value data for the entity's shares.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

BAT Subsidiary, Inc. ("BATS") and BQT Subsidiary, Inc. ("BQTS") (collectively, the "Trusts"), each a Maryland corporation, are diversified closed-end management investment companies. BATS and BQTS were incorporated solely for the purpose of receiving a substantial portion of the assets of The BlackRock Advantage Term Trust Inc. ("BAT") and The BlackRock Investment Quality Term Trust Inc. ("BQT"), respectively, and as such, are a wholly owned subsidiary of BAT and BQT, respectively. Accordingly, BATS and BQTS are not publicly traded.

The Boards of Directors of BATS and BQTS each adopted a Plan of Liquidation and Dissolution (the "Plan") effective December 18, 2003 and December 19, 2002, respectively. Pursuant to the terms of the Plan, the Boards of Directors shall oversee the complete liquidation and winding up of BATS and BQTS in an orderly fashion prior to December 31, 2005 and December 31, 2004, respectively.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: The Trusts value most of their securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust's Board of Directors (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

OPTION WRITING/PURCHASING: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

      Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

      The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

      The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

      SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

      The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

      Swap options may be used by the Trusts to manage the duration of the Trusts' portfolios in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

      Interest rate caps are intended to both manage the duration of the Trusts' portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

      The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

      Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

      Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts' leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

      The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

      Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

      Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

SHORT SALES: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITY LENDING: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the period ended December 31, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to it's parent. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, each Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. Prior to September 1, 2003, each Trust had an Administration Agreement with Prudential Investments LLC, an indirect, wholly owned subsidiary of Prudential Financial, Inc.

      On May 22, 2003, the Boards of BATS and BQTS approved the change of each Trust's current administrator to the Advisor. The new administration agreements became effective September 1, 2003.

      Each Trust reimburses its respective parent for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by each Trust relative to the average net assets of its respective parent.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended December 31, 2003, aggregated as follows:

     TRUST                                   PURCHASES              SALES
     -----                                 ------------         ------------

     BATS                                  $ 10,700,997         $ 16,888,273
     BQTS                                   659,222,398          515,074,532

Purchases and sales of U.S. government securities by BATs and BQTs were $31,385,683 and $31,406,977, respectively, for the year ended December 31, 2003.

A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible, under certain circumstances, that Midland Loan Services, Inc., or its affiliates, could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against Midland Loan Services, Inc. or its affiliates.

      At December 31, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities held by each Trust were as follows:

TRUST            COST          APPRECIATION       DEPRECIATION          NET
-----        ------------      ------------       ------------      -----------

BATS         $ 84,216,837       $ 9,414,965        $1,862,486       $ 7,552,479
BQTS          330,410,045        21,320,555         5,678,280        15,642,275

      For Federal income tax purposes, the Trusts had capital loss carryforwards as follows:

                        CAPITAL LOSS                                              CAPITAL LOSS
                        CARRYFORWARD                                              CARRYFORWARD
                          AMOUNT AT                                                 AMOUNT AT
     TRUST           SEPTEMBER 30, 2003        EXPIRES               TRUST        JULY 31, 2003        EXPIRES
     -----           ------------------        -------               -----        -------------        -------
     BATS              $    80,454              2008                 BQTS          $ 7,677,667          2010
                           127,941              2009                                 8,412,381          2011
                                                                                   -----------
                            20,771              2010                               $16,090,048
                       -----------                                                 ===========
                       $229,166.00
                       ===========

      Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts. In addition, for Federal Income tax purposes, BQTS elected to treat losses of approximately $3,619,600 incurred in the period November 1, 2001 through July 31, 2002 as having been incurred in the tax year end. The tax year ends for BATS and BQTS are September 30th and July 31st, respectively.

      Transactions in options written during the year ended December 31, 2003, were as follows:

                                                                                     PREMIUM
     TRUST                                                         CONTRACTS        RECEIVED
     -----                                                         ---------        --------
 BQTS
  Put Options outstanding at December 31, 2002                        --            $     --
  Put Options written                                                200              55,500
  Put Options terminated in closing purchase transactions           (200)            (55,500)
                                                                   -----            --------
  Put Options outstanding at December 31, 2003                        --            $     --
                                                                   =====            ========

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trusts may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of each Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will maintain with the lender, liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

      The average daily balance and weighted average interest rate of reverse repurchase agreements during the year ended December 31, 2003, were as follows:

                                             AVERAGE DAILY      WEIGHTED AVERAGE
     TRUST                                      BALANCE           INTEREST RATE
     -----                                   -------------      ----------------
     BATS                                     $ 2,384,922            1.07%
     BQTS                                      47,489,967            1.24%

DOLLAR ROLLS: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trusts did not enter into any dollar roll transactions during the year ended December 31, 2003.

NOTE 5. CAPITAL

There are 200 million shares of $0.01 par value common shares authorized for each Trust. BAT and BQT owned all of the shares outstanding at December 31, 2003, for their respective subsidiary.

                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of:

BAT Subsidiary, Inc.
BQT Subsidiary, Inc.

We have audited the accompanying statements of assets and liabilities of BAT Subsidiary, Inc. and BQT Subsidiary, Inc. (collectively, the "Trusts"), including the portfolios of investments, as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of December 31, 2003, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Boston, Massachusetts
February 18, 2004

DIRECTORS/TRUSTEES INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT DIRECTORS/TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
Name, address, age              Andrew F. Brimmer                 Richard E. Cavanagh               Kent Dixon
                                P.O. Box 4546                     P.O. Box 4546                     P.O. Box 4546
                                New York, NY 10163-4546           New York, NY 10163-4546           New York, NY 10163-4546
                                Age: 77                           Age: 57                           Age: 66
----------------------------------------------------------------------------------------------------------------------------------
Current positions held with     Lead Director/Trustee             Director/Trustee                  Director/Trustee
the Trusts                      Audit Committee Chairman(2)       Audit Committee Member            Audit Committee Member(2)
----------------------------------------------------------------------------------------------------------------------------------
Term of office and length of    3 years(4) / since inception      3 years(4) / since inception      3 years(4) / since inception
time served
----------------------------------------------------------------------------------------------------------------------------------
Principal occupations during    President of Brimmer &            President and Chief Executive     Consultant/Investor. Former
the past five years             Company, Inc., a Washington,      Officer of The Conference         President and Chief Executive
                                D.C.-based economic and           Board, Inc., a leading global     Officer of Empire Federal
                                financial consulting firm,        business membership               Savings Bank of America and
                                also Wilmer D. Barrett            organization, from                Banc PLUS Savings Association,
                                Professor of Economics,           1995-present. Former Executive    former Chairman of the Board,
                                University of Massachusetts -     Dean of the John F. Kennedy       President and Chief Executive
                                Amherst. Formerly member of       School of Government at           Officer of Northeast Savings.
                                the Board of Governors of the     Harvard University from
                                Federal Reserve System. Former    1988-1995. Acting Director,
                                Chairman, District of Columbia    Harvard Center for Business
                                Financial Control Board.          and Government (1991-1993).
                                                                  Formerly Partner (principal)
                                                                  of McKinsey & Company, Inc.
                                                                  (1980- 1988). Former Executive
                                                                  Director of Federal Cash
                                                                  Management, White House Office
                                                                  of Management and Budget
                                                                  (1977-1979). Co-author, THE
                                                                  WINNING PERFORMANCE (best
                                                                  selling management book
                                                                  published in 13 national
                                                                  editions).
----------------------------------------------------------------------------------------------------------------------------------
Number of portfolios overseen   49                                49                                49
within the fund complex
----------------------------------------------------------------------------------------------------------------------------------
Other Directorships held        Director of CarrAmerica Realty    Trustee: Airplanes Group,         Former Director of ISFA (the
outside of the fund complex     Corporation and Borg-Warner       Aircraft Finance Trust (AFT)      owner of INVEST, a national
                                Automotive. Formerly Director     and Educational Testing           securities brokerage service
                                of Airborne Express,              Service (ETS). Director, Arch     designed for banks and thrift
                                BankAmerica Corporation (Bank     Chemicals, Fremont Group and      institutions).
                                of America), Bell South           The Guardian Life Insurance
                                Corporation, College              Company of America.
                                Retirement Equities Fund
                                (Trustee), Commodity Exchange,
                                Inc. (Public Governor),
                                Connecticut Mutual Life
                                Insurance Company, E.I. du
                                Pont de Nemours & Company,
                                Equitable Life Assurance
                                Society of the United States,
                                Gannett Company, Mercedes-Benz
                                of North America, MNC
                                Financial Corporation
                                (American Security Bank), NCM
                                Capital Management, Navistar
                                International Corporation, PHH
                                Corp. and UAL Corporation
                                (United Airlines).
----------------------------------------------------------------------------------------------------------------------------------
For "Interested Director/
Trustee" Relationships, events
or transactions by reason of
which the Trustee is an
interested person as defined
in Section 2(a)(19)(1940 Act)
----------------------------------------------------------------------------------------------------------------------------------


(1) Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
(2) The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.
(3) Trustee since inception; appointed Chairman of the Board on August 22, 2002.
(4) The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three year term concurrent with the class from which he is elected.
(5)   Except during the period 10/31/02 through 11/11/02.

--------------------------------------------------------------------------------------------------------------------
                                    INDEPENDENT DIRECTORS/TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
Frank J. Fabozzi                             James Clayburn La Force, Jr.           Walter F. Mondale
P.O. Box 4546                                P.O. Box 4546                          P.O. Box 4546
New York, NY 10163-4546                      New York, NY 10163-4546                New York, NY 10163-4546
Age: 55                                      Age: 75                                Age: 76
--------------------------------------------------------------------------------------------------------------------
Director/Trustee                             Director/Trustee                       Director/Trustee
--------------------------------------------------------------------------------------------------------------------
3 years(4) / since inception                 3 years(4) / since inception           3 years(4) / since inception(5)
--------------------------------------------------------------------------------------------------------------------
Consultant. Editor of THE                    Dean Emeritus of the John E.           Senior Counsel, Dorsey &
JOURNAL OF PORTFOLIO                         Anderson Graduate School of            Whitney, LLP., a law firm
MANAGEMENT and Frederick Frank               Management, University of              (January 2004-present);
Adjunct Professor of Finance                 California since July 1, 1993.         Partner, Dorsey & Whitney,
at the School of Management at               Acting Dean of the School of           LLP., (December 1996-December
Yale University. Author and                  Business, Hong Kong University         2003, September 1987-August
editor of several books on                   of Science and Technology              1993). Formerly U.S.
fixed income portfolio                       1990-1993. From 1978 to                Ambassador to Japan
management. Visiting Professor               September 1993, Dean of the            (1993-1996). Formerly Vice
of Finance and Accounting at                 John E. Anderson Graduate              President of the United
the Sloan School of                          School of Management,                  States, U.S. Senator and
Management, Massachusetts                    University of California.              Attorney General of the State
Institute of Technology from                                                        of Minnesota. 1984 Democratic
1986 to August 1992.                                                                Nominee for President of the
                                                                                    United States.
--------------------------------------------------------------------------------------------------------------------
49                                           49                                     49
--------------------------------------------------------------------------------------------------------------------
Director, Guardian Mutual                    Payden & Rygel Investment              Director of United Health
Funds Group (18 portfolios).                 Trust, Metzler-Payden                  Foundation and the Japan
                                             Investment Trust, Advisors             Society. Member of the Hubert
                                             Series Trust, Arena                    H. Humphrey Institute of
                                             Pharmaceuticals, Inc. and              Public Affairs Advisory Board,
                                             CancerVax Corporation.                 The Mike and Maureen Mansfield
                                                                                    Foundation, Dean's Board of
                                                                                    Visitors of the Medical School
                                                                                    at the University of
                                                                                    Minnesota, and the Mayo
                                                                                    Foundation Advisory Council to
                                                                                    the President.
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                              INTERESTED DIRECTORS/TRUSTEES(1)
------------------------------------------------------------------------------------------
Ralph L. Schlosstein                            Robert S. Kapito
BlackRock,Inc.                                  BlackRock,Inc.
40 East 52nd Street                             40 East 52nd Street
New York, NY 10022                              New York, NY 10022
Age: 52                                         Age: 46
------------------------------------------------------------------------------------------
Chairman of the Board(3)                        President and Director/Trustee
------------------------------------------------------------------------------------------
3 years(4) / since inception                    3 years(4) / since August 22, 2002
------------------------------------------------------------------------------------------
Director since 1999 and                         Vice Chairman of BlackRock,
President of BlackRock, Inc.                    Inc. Head of the Portfolio
since its formation in 1998                     Management Group. Also a
and of BlackRock, Inc.'s                        member of the Management
predecessor entities since                      Committee, the Investment
1988. Member of the Management                  Strategy Group, the Fixed
Committee and Investment                        Income and Global Operating
Strategy Group of BlackRock,                    Committees and the Equity
Inc. Formerly, Managing                         Investment Strategy Group.
Director of Lehman Brothers,                    Responsible for the portfolio
Inc. and Co-head of its                         management of the Fixed
Mortgage and Savings                            Income, Domestic Equity and
Institutions Group. Currently,                  International Equity,
Chairman and a Trustee of each                  Liquidity, and Alternative
of the closed-end Trusts in                     Investment Groups of
which BlackRock Advisors, Inc.                  BlackRock. Currently President
acts as investment advisor.                     and a Director/Trustee of each
                                                of the closed-end Trusts in
                                                which BlackRock Advisors, Inc.
                                                acts as investment advisor.
------------------------------------------------------------------------------------------
49                                              49
------------------------------------------------------------------------------------------
Chairman and President of the                   Chairman of the Hope and
BlackRock Liquidity Funds (10                   Heroes Children's Cancer Fund.
portfolios), Director of                        President of the Board of
Anthracite Capital, Inc. and                    Directors of the Periwinkle
Director of several of                          National Theatre for Young
BlackRock's alternative                         Audiences. Director of
investment vehicles.                            icruise.com, Corp.
Currently, a Member of the
Visiting Board of Overseers of
the John F. Kennedy School of
Government at Harvard
University, the Financial
Institutions Center Board of
the Wharton School of the
University of Pennsylvania, a
Trustee of the American Museum
of Natural History, a Trustee
of Trinity School in New York
City and a Trustee of New
Visions for Public Education
in New York City. Formerly, a
Director of Pulte Corporation
and a Member of Fannie Mae's
Advisory Council.
------------------------------------------------------------------------------------------
Director and President of the                   Director and Vice Chairman of
Advisor                                         the Advisor
------------------------------------------------------------------------------------------

                      [This page intentionally left blank.]

                  BAT SUBSIDIARY, INC. AND BQT SUBSIDIARY, INC.

Directors
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Administrator(1)
   Prudential Investments LLC
   Gateway Center Three
   100 Mulberry Street
   Newark, NJ 07102-4077
   (800) 227-7BFM

Custodian
   State Street Bank and Trust Company
   225 Franklin Street
   Boston, MA 02110

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors
   Debevoise & Plimpton LLP
   919 Third Avenue
   New York, NY 10022

      This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

----------
(1) Effective September 1, 2003, BlackRock Advisors, Inc. provided the administrative services for all Trusts.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor's proxy voting policies and procedures. You may obtain a copy of these proxy voting procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission at http://www.sec.gov.

This report is for shareholder information. This
is not a prospectus intended for use in the
purchase or sale of Trust shares. Statements and
other information contained in this report are as
dated and are subject to change.                                [BLACKROCK LOGO]

ITEM 2. CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant 's Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant 's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustees: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $8,700 for the fiscal year ended December 31, 2003 and $7,000 for the fiscal year ended December 31, 2002.

AUDIT FEES

(b) AUDIT-RELATED FEES. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a).

AUDIT-RELATED FEES

(c) TAX FEES. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $12,100 for the fiscal year ended December 31, 2003 and $15,700 for the fiscal year ended December 31, 2002.

TAX FEES

The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning, determination of taxable income for CMO's and miscellaneous tax advice.

(d) ALL OTHER FEES. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

         (i) The Trust has polices and procedures (the "Policy") for the pre-approval by the Trust's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Trust and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

         For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

         In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate

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

level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

         Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

         The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

         In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)

         Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

         (ii) All of the services rendered after May 22, 2003 described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) There were no non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Trust.

AGGREGATE NON-AUDIT FEES

(h) Not applicable
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


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; and Kent Dixon.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Section 302 Certification of Principal Executive Officer and Principal Financial Officer.

(b) Section 906 Certification of Principal Executive Officer and Principal Financial Officer.

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

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAT Subsidiary, Inc.
             -------------------------------------------------------------------





By: /s/ Henry Gabbay
--------------------------------------
Name: Henry Gabbay
Title: Treasurer
Date: March 8, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By: /s/ Robert S. Kapito
--------------------------------------
Name: Robert S. Kapito
Title:   Principal Executive Officer
Date: March 8, 2004





By: /s/ Henry Gabbay
--------------------------------------
Name: Henry Gabbay
Title:   Principal Financial Officer
Date: March 8, 2004


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